Employee Benefit Plans - Schedule Fair Value of the Pension Assets (Details) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair values of the plan assets by asset category and by levels of fair value	$ 2,059	$ 567	$ 915
U.S. equity securities (1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair values of the plan assets by asset category and by levels of fair value	207	122
Global equity securities (1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair values of the plan assets by asset category and by levels of fair value	551	149
Fixed income and cash investment funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair values of the plan assets by asset category and by levels of fair value	658	49
U.S. corporate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair values of the plan assets by asset category and by levels of fair value	70	53
Other debt securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair values of the plan assets by asset category and by levels of fair value	55	99
Private equities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair values of the plan assets by asset category and by levels of fair value	107	45
Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair values of the plan assets by asset category and by levels of fair value	44	32
Other investments (2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair values of the plan assets by asset category and by levels of fair value	$ 367	$ 18